Stockholders' Deficit - Common Stock (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 28, 2021
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock including shares subject to possible redemption, issued (in shares)	25,000,000	25,000,000
Common stock including shares subject to possible redemption, outstanding (in shares)	25,000,000	25,000,000
Class A common stock subject to possible redemption, outstanding (in shares)	20,000,000	20,000,000
Common shares, redemption value per share | $ / shares	$ 10.05	$ 10.05
Common shares, shares outstanding	5,000,000	5,000,000
Common stock subject to possible redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	20,000,000
Common shares, redemption value per share | $ / shares	$ 10.05	$ 10.05
Common stock not subject to possible redemption
Class of Stock [Line Items]
Common shares, shares outstanding		5,000,000